Non-Current Assets - Property, Plant and Equipment, Net (Details) - Schedule of Reconciliations of the Values at the Beginning and End of the Current	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	$ 135,878		$ 152,571
Additions	1,463	$ 1,001	26,628
Depreciation expense	(19,583)	(13,395)	(43,321)
Ending Balance	117,758	$ 80,547	135,878
Computer equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	33,423		32,849
Additions	1,463		22,018
Depreciation expense	(9,033)		(21,444)
Ending Balance	25,853		33,423
Office furniture & equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	89,910		100,582
Additions			2,190
Depreciation expense	(8,195)		(12,862)
Ending Balance	81,715		89,910
Machinery & equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	12,545		19,140
Additions			2,420
Depreciation expense	(2,355)		(9,015)
Ending Balance	$ 10,190		$ 12,545